Property and Equipment - Summary of Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 3,451	$ 2,982
Less accumulated depreciation and amortization	(2,167)	(1,545)
Property and equipment, net	1,284	1,437
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	334	298
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	273	273
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	355	353
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	67	63
Vendor Tooling [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	711	671
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	490	450
Demonstration Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	633	669
Field Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 588	$ 205